Note 14 - Net Income (Loss) Per Share	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
(14)	Net Income (Loss) Per Share

The following is a reconciliation of the numerators and denominators of the net income (loss) per share computations for the periods presented:

	Years ended October 31,
	2016	2015	2014
Net income (loss) attributable to OCC (numerator)	$(1,778,822)	$(4,255,665)	$684,227
Shares (denominator)	6,443,162	6,201,478	6,764,263
Basic and diluted net income (loss) per share	$(0.28)	$(0.69)	$0.10

Nonvested shares as of
October 31, 2016
and
October 31, 2015
totaling
646,887
and
750,120,
respectively, were not included in the computation of basic and diluted net loss per share for the years ended
October 31, 2016
and
October 31, 2015
(because to include such shares would have been antidilutive, or in other words, to do so would have reduced the net loss per share for that period).